Intangible Assets - Additional Information (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 0.1	$ 0.5	$ 0.4	$ 1.6	$ 7.8	$ 2.7	$ 1.3
Intangible asset impairment charges		$ 6.1		$ 6.1	$ 6.1	$ 0.0	$ 0.0